Capital Contribution and Reduction from Non Controlling Shareholders - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 24, 2017	Oct. 11, 2015	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 16, 2011
Noncontrolling Interest [Line Items]
Contribution withdrawal by a noncontrolling shareholder						$ 8,120
Parent
Noncontrolling Interest [Line Items]
Equity interest transferred	83.30%
Parent | Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Noncontrolling Interest [Line Items]
Equity interest transferred				13.20%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Noncontrolling Interest [Line Items]
Percentage of equity interest contribution							49.00%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | BEIID
Noncontrolling Interest [Line Items]
Percentage of equity interest contribution					28.10%		40.00%
Contribution by a noncontrolling shareholder		$ 19,203			$ 11,083
Contribution withdrawal by a noncontrolling shareholder			$ 8,120
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Noncontrolling Interest [Line Items]
Percentage of equity interest contribution							11.00%